TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
In respect of:
Net operating loss carry forward	$ 53,399	$ 45,153
Research and development expenses	5,017	4,397
Other	88	240
Less - valuation allowance	(58,504)	(49,790)	$ (47,912)	$ (44,694)
Net deferred tax assets	$ 0	$ 0